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                                        MYRA L. SAUL
                                        Associate General Counsel
                                        Metropolitan Life Insurance Company
                                        Telephone: (212) 578-5334

                                        October 31, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          RE: Post-Effective Amendment No. 4 (the "Amendment")
          File No: 333-136191 (Unallocated Group Variable Annuity Contract )





On behalf of MetLife Insurance Company of Connecticut, we have attached for filing the Amendment to the registration statement on Form N-4 for certain variable annuity contracts. This Amendment is being filed pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T. The Amendment includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife Insurance Company of Connecticut requests acceleration pursuant to Rule 461 under the 1933 Act in order to make the Amendment effective November 12, 2007.


If you have any questions or comments regarding the Amendment please call the undersigned at (212) 578-5334.
Very truly yours,

/s/ MYRA L. SAUL

Associate General Counsel

Metropolitan Life Insurance Company